Events subsequent to the statement of financial position date (Details) - Apr. 10, 2026 - Major ordinary share transactions	EUR (€) shares	USD ($) shares
Events subsequent to the statement of financial position date
Number of shares acquired	545,529	545,529
Payments made to acquire shares	€ 2,455,767	$ 2,893,063
Percentage of outstanding shares	0.90%	0.90%